ORGANIZATION AND BUSINESS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY AND SUBSIDIARIES

The consolidated financial statements of the Group include the Company and the entities below:

	Date of Incorporation or Acquisition	Place of Incorporation	Percentage of Direct or Indirect Economic Ownership
Subsidiaries
Prostyle Inc.	February 2017	Japan	100.0%
LogSuite Inc.	August 2006	Japan	100.0%
LogAsset Inc.	February 2023	Japan	100.0%
LogArchitects Inc.	September 2015	Japan	100.0%
Chino Building Management Inc.	February 2015	Japan	100.0%
ProstyleRyokan Inc.	May 2017	Japan	100.0%
Okinawa Igeto Inc.	January 2018	Japan	100.0%
Kotakino Inc.	September 2013	Japan	100.0%
LogKnot Vietnam Co., Ltd.	August 2021	Vietnam	100.0%
Propolife Vietnam Co., Ltd.	October 2015	Vietnam	100.0%
Yantai Propolife Wood Industry Co., Ltd.	November 2016	China	100.0%

The consolidated financial statements of the Group include the Company and the entities below:

	Date of Incorporation or Acquisition	Place of Incorporation	Percentage of Direct or Indirect Economic Ownership
Subsidiaries
Prostyle Inc.	February 2017	Japan	100.0%
LogSuite Inc.	August 2006	Japan	100.0%
LogAsset Inc.	February 2023	Japan	100.0%
LogArchitects Inc.	September 2015	Japan	100.0%
LogKnot Inc.	August 2020	Japan	100.0%
Chino Building Management Inc.	February 2015	Japan	100.0%
ProstyleRyokan Inc.	May 2017	Japan	100.0%
Okinawa Igeto Inc.	January 2018	Japan	100.0%
Kotakino Inc.	September 2013	Japan	100.0%
LogKnot Vietnam Co., Ltd.	August 2021	Vietnam	100.0%
Propolife Vietnam Co., Ltd.	October 2015	Vietnam	100.0%
Yantai Propolife Wood Industry Co., Ltd.	November 2016	China	100.0%